Interest and Other Income from Continuing Operations (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Interest and Other Income from Continuing Operations (Textual)
Refundable tax offset rate	43.50%	43.50%	43.50%
Annual aggregate turnover	$ 20,000,000
Other income	$ 3,363,433